RELATED PARTY BALANCES AND TRANSACTIONS (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Related Party Transaction [Line Items]
Account receivables - related party	$ 1,428,913
Xiaodong Chen [Member]
Related Party Transaction [Line Items]
Account receivables - related party	2
Xiamen Jiuqiao Tech [Member]
Related Party Transaction [Line Items]
Account receivables - related party	1,430,086
Huaqiang Yang [Member]
Related Party Transaction [Line Items]
Account receivables - related party	$ 31,085